VARIABLE INTEREST ENTITIES	6 Months Ended
Dec. 31, 2025
VARIABLE INTEREST ENTITIES
VARIABLE INTEREST ENTITIES

NOTE 29. VARIABLE INTEREST ENTITIES

VIEs are generally entities that lack sufficient equity to finance their activities without additional financial support from other parties or whose equity holders lack adequate decision-making ability. All VIEs and their subsidiaries with which the Company is involved must be evaluated to determine the primary beneficiary of the risks and rewards of the VIE. The primary beneficiary is required to consolidate the VIE for financial reporting purposes.

Summary information regarding consolidated VIEs and their subsidiaries is as follows:

	June 30, 2025	December 31, 2025	December 31, 2025
	RMB	RMB	US Dollars
ASSETS
Current Assets
Cash	¥8,486,745	¥18,642,778	$2,665,882
Restricted cash	8,204	8,204	1,173
Notes receivable	—	178,200	25,482
Accounts receivable, net	35,852,484	77,585,955	11,094,644
Inventories, net	1,344,588	654,919	93,653
Other receivables, net	4,844,928	2,532,513	362,145
Loans to third parties	21,753,233	25,155,661	3,597,212
Purchase advances, net	130,531	14,635	2,093
Contract costs, net	53,547,408	26,519,752	3,792,274
Prepaid expenses	37,276	—	—
Total current assets	126,005,397	151,292,617	21,634,558

Property and equipment, net	19,961,664	18,489,206	2,643,921
Investment in unconsolidated entity	—	1,474,974	210,918
Long-term loan to third parties	18,500,000	18,500,000	2,645,465
Operating lease right-of-use assets, net - non-current	4,450,450	3,161,768	452,127
Total Assets	¥168,917,511	¥192,918,565	$27,586,989

LIABILITIES
Short-term bank loans	¥11,582,336	¥15,585,806	$2,228,741
Accounts payable	12,113,970	23,639,705	3,380,433
Other payables	3,709,852	3,996,659	571,515
Other payable- related parties	2,906,544	1,207,701	172,699
Contract liabilities	4,719,255	1,273,179	182,062
Contract liabilities- related parties	—	400,000	57,199
Accrued payroll and employees’ welfare	2,129,242	4,428,961	633,333
Intercompany payables*	265,588,956	263,248,917	37,644,094
Taxes payable	795,629	2,785,311	398,294
Short-term borrowings - related parties	10,017,250	10,018,208	1,432,585
Operating lease liabilities - current	1,761,231	1,759,435	251,596
Total current liabilities	315,324,265	328,343,882	46,952,551

Operating lease liabilities - non-current	1,081,827	363,277	51,948
Long-term borrowings - related party	10,000,000	10,000,000	1,429,981
Total Liabilities	¥326,406,092	¥338,707,159	$48,434,480

*Intercompany payables are eliminated upon consolidation.

The financial performance of VIEs and their subsidiaries reported in the unaudited condensed consolidated interim statement of operations and comprehensive income for the six months ended December 31, 2024 includes revenues of ¥42,069,270, operating expenses of ¥26,163,114, and net loss of ¥12,484,924.

The financial performance of VIEs and their subsidiaries reported in the unaudited condensed consolidated interim statement of operations and comprehensive income for the six months ended December 31, 2025 includes revenues of ¥85,048,921 ($12,161,834), operating expenses of ¥23,503,176 ($3,360,909), and net loss of ¥5,203,966 ($744,157).